UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

450 Wireless Blvd.,  Hauppauge, NY    11788

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

7/31

Date of reporting period:1/31/09

Item 1.  Reports to Stockholders.

Semi-Annual Report

January 31, 2009

1-877-900-6565

www.alphastreamfunds.com

Distributed by Northern Lights Distributors, LLC

Member FINRA/SIPC

Dear Shareholder,

As of December 1, 2008 the market exposure and stock positions of the AlphaStream® Special Strategy Fund have been determined by the Decile Model coupled with intermittent hedging.   To better understand the potential these enhanced strategy offers to Fund shareholders, let’s examine some historical parameters of the model.

The time-weighted net return of the AlphaStream® Intermittently Hedged Decile Model (based on purchasing twenty industry groups for every monthly measurement period, estimated fees and expenses totaling 3% annually accrued monthly in arrears from inception in April 1993 through January 31, 2009) has exceeded the gross return of the S&P 500:

✓

82.7%, or 153 out of 185 consecutive rolling 6-month periods

✓

89.4%, or 160 out of 179 consecutive rolling 12-month periods

✓

98.8%, or 165 out of 167 consecutive rolling 24-month periods

The following table documents the frequency with which the hedged Decile Model has produced a positive net-of-fees-and-expenses return in comparison with the gross return of the S&P 500 (SPX):

From model inception on April 1, 1993 through January 1, 2009 out of………	The Percentage of Periods the Total Net Return of the Decile Model was positive	The Percentage of Periods the Total Gross Return of the S&P 500 was positive
185 Rolling 6-month Periods	85.9%	68.1%
179 Rolling 12-month Periods	97.8%	72.1%
167 Rolling 24-month Periods	100%	74.9%

Note:  The previous statistics are for the model and are not based on actual fund performance.  AlphaStream Portfolios advocates analyzing specified periods of rolling total performance because it is our belief this mitigates the advantage of any investment management entity or system to benefit from selective point-to-point performance measurement.

Following is the latest update on the actual short-term performance of the Special Strategy Fund based on NAV of the Investor share class.  The “Spread” represents the total return of the Investor share class of the Fund less the total return of the S&P 500:

	ALPIX (Investor Class)	S&P 500 (SPX)	Spread
January 2009	-0.71%	-8.57%	+7.86%
2nd Fiscal Quarter November 1st -January 31st	-6.24%	-14.75%	+8.51%
December 1st – January 31st (authorization to use hedge)	+3.73%	-7.85%	+11.58%

In all three of the short-term measurement periods the Investor share class of the Fund (as well as the Retail share class – information available upon request) reflected the long-term capability of the model to provide excess return over the S&P 500 with regularity.

Note: The mutual fund performance data quoted above represents past performance. Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain current performance data, an investor may call toll-free 1-877-900-6565.  Returns do not reflect the deduction of taxes a shareholder would pay on distributions or redemption of fund shares. The fund has a 12b-1 fee of 1% on the Investor class of shares and a redemption fee of 1% if shares are held less than 30 days .The total annual operating expense ratio as stated in the fee table to the fund’s prospectus dated December 1, 2008 is 3.07% for the Investor Shares and 2.07% for the Retail shares.

Currently, the model has positioned the Fund with significant exposure to healthcare-related industry groups and technology-based industry groups.  The Fund holds only one group in the financial sector, and the stocks in this group represent only 5% of the value of the total stock portfolio.  The market exposure of this financial group is based on small to mid-size banks.  The model has also positioned the Fund with exposure to groups that represent the consumer staples sector.

THE PORTFOLIO MANAGER’S OUTLOOK

With respect to the recent past and long-term prospects for the stock market, consider some poignant observations by Bob Farrell, a former chief technician at Merrill Lynch who now offers analysis as Farrell Market Associates.  He addresses the performance of many former market mavens.  Says Farrell:

“Many of the best investors with great long term records had their worst year ever in 2008. What has changed to make the great not so great? Was it just such a difficult crisis year that there was no place to hide? Or, are the markets failing to operate as they have in the past? What we see is some of both. We have record setting extremes in economic weakness especially where credit and leverage is involved and record extremes in market weakness and volatility. They are more challenging extremes than most of us have ever experienced before. Perhaps this should not be surprising in view of the bubble extremes on the upside that have occurred in the past decade. Technology in 2000, housing in 2006, and credit and commodities in 2007 are a combination of excesses without parallel in such a short time. No wonder even the best did poorly.”

As evidence of Bob Farrell’s comments, consider that while the S&P 500 lost 38.5% in 2008 the 25 largest equity mutual funds lost an average of 41.5%, with venerable names like Janus 20 Fund losing 41.9% and Fidelity Magellan losing 49.4%.  Warren Buffet is perhaps the most prominent of notable investors.  During 2008, by most accounts Buffet’s worst year ever, he saw his personal net worth decline by $25 billion, or 40.3%!

Bob Farrell also commented on the overall economy:  “But basically we believe there are no new eras, only old eras that go to new extremes. We are in a period of secular change that should take some time to be resolved. In the interim, investor behavior should not change (governed more by emotion than reason) and extended range bound markets are likely after a low is confirmed. We have to view the current challenging events with an open mind and a cautious policy that places preservation first and return second.”

While no one can predict with absolute certainty where the markets will go from here, we can rely on tools like mathematical probabilities to help steer the challenging course in which we find ourselves.  To make sound objective decisions, we can rely on the rules of math, like mean reversion - the time in which these rules prove themselves may vary, but they never fail.

Consider that there may be much to be gained from historical perspective.   In the mid-1930s small-cap stocks experienced a four year rally (1933 through 1936) that recovered value lost from its all-time high in November 1928.  The consecutive annual returns for those four years were 143%, 24%, 40% and 65%.   In turn, small-cap stocks made a new all-time high late in 1936.

How many current investors realize that small-cap stocks made a new all-time high in the middle of the Great Depression, while large-cap stocks did not?  This provides some evidence that there were segments of the economy that were vibrant and relevant stocks appreciated accordingly.  Consider how this insight might possibly help investors today?

The question for investors in the 1930’s was this - did their emotions or investment outlook/strategy prevent him or her from participating in the lions-share of that value-rebuilding market rally?  How many investors sat on the sidelines constrained by fear - or by an investment system that did not have the mechanism to adapt to market dynamics?  Is the question for investors any different today?

 Scattered amongst the declining years and the recovery years were positive monthly total returns of 21%, 26%, 18%, 35% and 73% (back-to-back), 50% and 64% and 26% (back-to-back-to-back), 39%, 30% and 35%.  Make no mistake – there were some significant declining months as well.  This only proves the point of the extremes to which mass investor psychology can shift in very short times, the type of ongoing volatility we might expect for some time to come.  This illustrates the need for investors to utilize an investment strategy that has the ability to take advantage of these shifts in the mass psychology of the markets.

Consider that  during the S&P 500 decline of 50% from March 2000 through October 2002, there were three significant S&P 500 bear market rallies during those 2 ½ years  -24.4% (in one month), 21.7% (2 ½ months) and 24.2% (twice within a 4 month period).  Other indices rallied as much as 31%.  How many investors had the investment model that systematically adapted to take advantage of those conditions?

It’s worth noting – to get even for calendar year 2009, the S&P 500 has to rally 33.5% from its March 9th, 2009 closing low.   It appears that stocks are at the point in time and value where that type of bear market rally is growing evermore likely.

The question then becomes – are shareholders of the AlphaStream Special Strategy Fund positioned to potentially benefit from dynamic market shifts?   In light of Bob Farrell’s comment about preservation of capital, recent market volatility lends credibility to the inclusion of hedging in the management of the Fund.   If the characteristics of our investment model hold true, then the industry groups owned by the Fund should continue to provide some measure of return over and above the S&P 500.  Coupling this model dynamic with the use of hedging to mitigate the market risk component of the portfolio, the model will likely well position the Fund to offer shareholders capital preservation and an opportunity to profit from dramatic shifts in current market conditions.

 At your service,

Robert S. McWilliams, Jr.

AlphaStream Portfolios, Inc.

bob@alphastreamports.com

Mutual Funds involve risk including possible loss of principal.

*Past performance and historical probabilities are no guarantee of future results. Actual results of the AlphaStream® Special Strategy Fund may vary from the investment model for the fund due to variations in actual expenses from estimated expenses, impact of trading and stock market volatility, as well as portfolio manager implementation of the investment model.  Actual investment return and principal value will vary.  Investors’ shares when redeemed may be worth more or less than original cost. Returns and historical probabilities do not reflect the deduction of taxes a shareholder would pay on distributions or redemption of fund shares.  The S&P 500 (ticker symbol SPX) is a widely recognized index of common stocks. An investment cannot be made directly in an index.

An investor should carefully consider the investment objectives, risks, charges and expenses of the AlphaStream® Special Equity Fund before investing. The Fund’s prospectus contains important information about an investment in the Fund, including fees, expenses and risks involved in investing in newly-formed public companies.  The Fund’s prospectus can be obtained at www.alphastreamfunds.com or by calling 1-877-900-6565. The prospectus should be read carefully before investing. The AlphaStream® Special Strategy Fund is distributed by Northern Lights Distributors, LLC member FINRA/SIPC.  0366-NLD-3/18/2009

AlphaStream Special Strategy Fund
PORTFOLIO REVIEW
January 31, 2009 (Unaudited)

Top Holdings by Industry	% of Net Assets
Pharmaceuticals	11.9%
Software	10.4%
Equity Funds	9.8%
Commercial Services	9.7%
Options	7.4%
Internet	4.8%
Environmental Control	4.4%
Computers	4.3%
Healthcare-Products	4.1%
Retail	4.1%
Other, Cash & Cash Equivalents	29.1%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund's holdings.

AlphaStream Special Strategy Fund
PORTFOLIO OF INVESTEMENTS
January 31, 2009 (Unaudited)
	Shares		Value
		COMMON STOCK - 81.6%
		AEROSPACE/DEFENSE - 2.5%
	1,010	Aerovironment, Inc. *	$ 37,431
	1,940	Argon ST, Inc. *	37,132
	1,300	Cubic Corp.	35,308
	799	Elbit Systems Ltd	35,603
	3,000	Herley Industries, Inc. *	33,420
	510	L-3 Communications Holdings, Inc.	40,300
			219,194
		AGRICULTURE - 3.9%
	13,690	Alliance One International, Inc. *	32,856
	2,170	Altria Group, Inc.	35,892
	640	British American Tobacco PLC ADR	35,264
	660	Imperial Tobacco Group PLC ADR	36,036
	580	Lorillard, Inc.	34,487
	790	Philip Morris International, Inc.	29,349
	840	Reynolds American, Inc.	32,071
	9,790	Star Scientific, Inc. *	32,307
	980	Universal Corp.	29,968
	2,430	Vector Group Ltd	35,381
			333,611
		BANKS - 3.0%
	530	Arrow Financial Corp.	12,476
	610	Community Bank System, Inc.	10,950
	1,290	First Commonwealth Financial Corp.	12,371
	1,100	FNB Corp.	8,701
	1,390	Fulton Financial Corp.	9,758
	1,060	Harleysville National Corp.	9,869
	600	Independent Bank Corp.	11,124
	1,300	Lakeland Bancorp, Inc.	10,153
	220	M&T Bank Corp.	8,560
	960	National Penn Bancshares, Inc.	9,293
	540	NBT Bancorp, Inc.	12,334
	2,340	Provident Bankshares Corp.	15,023
	1,560	Republic First Bancorp, Inc. *	11,731
	390	S&T Bancorp, Inc.	9,918
	720	Sandy Spring Bancorp, Inc.	10,166
	470	Signature Bank *	12,074
	1,150	Sterling Bancorp	12,673
	1,830	Sun Bancorp, Inc. *	10,358
	980	Susquehanna Bancshares, Inc.	10,780
	240	Tompkins Financial Corp.	12,036
	470	Univest Corp. of Pennsylvania	10,763
	780	Valley National Bancorp	10,156
	650	Washington Trust Bancorp, Inc.	10,634
	610	Wilmington Trust Corp.	8,351
			260,250

	See accompanying notes to financial statements

AlphaStream Special Strategy Fund
PORTFOLIO OF INVESTEMENTS (Continued)
January 31, 2009 (Unaudited)
	Shares		Value
		BIOTECHNOLOGY - 2.9%
	290	Acorda Therapeutics, Inc. *	$ 7,114
	440	Affymax, Inc. *	5,720
	150	Alexion Pharmaceuticals, Inc. *	5,531
	260	Alnylam Pharmaceuticals, Inc. *	5,483
	150	AMAG Pharmaceuticals, Inc. *	5,288
	860	American Oriental Bioengineering, Inc. *	4,300
	80	Amgen, Inc. *	4,388
	420	Amylin Pharmaceuticals, Inc. *	4,855
	1,060	Arena Pharmaceuticals, Inc. *	4,388
	1,140	Arqule, Inc. *	4,503
	90	Bio-Rad Laboratories, Inc. *	5,719
	2,690	BioCryst Pharmaceuticals, Inc. *	5,111
	120	Biogen Idec, Inc. *	5,838
	1,430	Cambrex Corp. *	4,676
	100	Celgene Corp. *	5,295
	260	Charles River Laboratories International, Inc. *	6,347
	290	Crucell NV ADR *	5,269
	190	Cubist Pharmaceuticals, Inc. *	4,068
	3,980	Discovery Laboratories, Inc. *	4,497
	6,200	Dynavax Technologies Corp. *	3,906
	770	Enzon Pharmaceuticals, Inc. *	5,013
	450	Exelixis, Inc. *	2,219
	102	Facet Biotech Corp. *	620
	60	Genentech, Inc. *	4,874
	80	Genzyme Corp. *	5,514
	1,050	Geron Corp. *	8,232
	110	Gilead Sciences, Inc. *	5,585
	340	GTx, Inc. *	3,754
	910	Halozyme Therapeutics, Inc. *	5,251
	2,580	Harvard Bioscience, Inc. *	6,631
	540	Idera Pharmaceuticals, Inc. *	3,780
	1,040	Immunogen, Inc. *	4,337
	3,030	Immunomedics, Inc. *	3,666
	380	InterMune, Inc. *	4,347
	5,201	Ligand Pharmaceuticals, Inc. *	11,026
	180	Martek Biosciences Corp.	4,761
	370	Medicines Co. *	4,736
	130	Millipore Corp. *	7,171
	410	Momenta Pharmaceuticals, Inc. *	4,440
	2,120	Novavax, Inc. *	3,371
	780	NPS Pharmaceuticals, Inc. *	4,867
	130	OSI Pharmaceuticals, Inc. *	4,628
	510	PDL BioPharma, Inc.	3,274
	330	Regeneron Pharmaceuticals, Inc. *	5,768
	1,300	Repligen Corp. *	5,317
	2,660	RTI Biologics, Inc. *	6,517

	See accompanying notes to financial statements

AlphaStream Special Strategy Fund
PORTFOLIO OF INVESTEMENTS (Continued)
January 31, 2009 (Unaudited)
	Shares		Value
		BIOTECHNOLOGY (Continued) - 2.9%
	590	Seattle Genetics, Inc. *	$ 5,953
	90	United Therapeutics Corp. *	6,116
	210	Vertex Pharmaceuticals, Inc. *	6,941
			251,005
		CHEMICALS - 0.2%
	500	International Flavors & Fragrances, Inc.	14,310

		COMMERCIAL SERVICES - 9.7%
	4,070	ABM Industries, Inc.	60,440
	730	American Public Education, Inc. *	28,587
	340	Apollo Group, Inc. *	27,696
	2,000	Arrowhead Research Corp. *	1,740
	860	Brink's Home Security Holdings, Inc. *	19,668
	450	Capella Education Co. *	24,898
	1,450	Career Education Corp. *	31,610
	5,870	ChinaEdu Corp. ADR *	30,465
	1,650	Corinthian Colleges, Inc. *	30,822
	980	Cornell Cos., Inc. *	14,955
	960	Corrections Corp. of America *	13,229
	490	DeVry, Inc.	26,254
	8,080	Document Security Systems, Inc. *	14,867
	1,120	DynCorp International, Inc. *	16,845
	480	Emergency Medical Services Corp. *	16,090
	5,470	FirstService Corp. *	60,608
	880	Geo Group, Inc. *	13,024
	7,380	Integrated Electrical Services, Inc. *	61,033
	320	ITT Educational Services, Inc. *	39,203
	1,520	K12, Inc. *	24,274
	1,000	Kenexa Corp. *	6,790
	250	Landauer, Inc.	17,145
	1,980	Lincoln Educational Services Corp. *	28,948
	2,580	Medifast, Inc. *	19,969
	520	New Oriental Education & Technology Group ADR *	24,877
	4,952	Princeton Review, Inc. *	24,314
	4,350	Rollins, Inc.	67,843
	120	Strayer Education, Inc.	25,972
	1,310	SuccessFactors, Inc. *	8,816
	910	Team, Inc. *	17,973
	1,560	Universal Technical Institute, Inc. *	27,347
	500	Weight Watchers International, Inc.	11,405
			837,707
	See accompanying notes to financial statements

AlphaStream Special Strategy Fund
PORTFOLIO OF INVESTEMENTS (Continued)
January 31, 2009 (Unaudited)
	Shares		Value
		COMPUTERS - 4.3%
	720	DST Systems, Inc. *	$ 22,874
	5,170	Electronics for Imaging, Inc. *	45,961
	10,310	Immersion Corp. *	53,509
	1,510	Jack Henry & Associates, Inc.	26,878
	1,880	Lexmark International, Inc. *	44,518
	3,750	Logitech International SA ADR *	35,963
	480	Manhattan Associates, Inc. *	7,363
	140	Nds Group PLC *	8,670
	710	Netscout Systems, Inc. *	10,096
	3,060	Synaptics, Inc. *	72,124
	11,350	Transact Technologies, Inc. *	44,492
			372,448
		COSMETICS/PERSONAL CARE - 1.5%
	670	Alberto-Culver Co.	16,388
	640	Avon Products, Inc.	13,088
	210	Chattem, Inc. *	14,196
	250	Colgate-Palmolive Co.	16,260
	1,260	Elizabeth Arden, Inc. *	7,346
	560	Estee Lauder Cos., Inc.	14,700
	1,840	Inter Parfums, Inc.	11,114
	4,370	Parlux Fragrances, Inc. *	12,236
	240	Procter & Gamble Co.	13,080
	2,019	Revlon, Inc. *	11,932
			130,340
		ELECTRICAL COMPONENTS & EQUIPMENT - 0.1%
	260	Greatbatch, Inc. *	6,058

		ELECTRONICS - 2.7%
	230	American Science & Engineering, Inc.	17,940
	720	Axsys Technologies, Inc. *	30,744
	1,450	Checkpoint Systems, Inc. *	12,978
	980	China Digital TV Holding Co. Ltd ADR	6,135
	1,270	Cogent, Inc. *	14,783
	1,410	FLIR Systems, Inc. *	35,208
	2,090	ICx Technologies, Inc. *	11,997
	12,310	Iteris, Inc. *	17,234
	1,960	Ituran Location and Control Ltd	16,895
	2,520	L-1 Identity Solutions, Inc. *	18,270
	3,690	LoJack Corp. *	14,022
	3,060	Magal Security Systems Ltd *	17,473
	3,660	Taser International, Inc. *	18,556
			232,235
		ENGINEERING & CONSTRUCTION - 0.8%
	3,500	EMCOR Group, Inc. *	72,065

	See accompanying notes to financial statements

AlphaStream Special Strategy Fund
PORTFOLIO OF INVESTEMENTS (Continued)
January 31, 2009 (Unaudited)
	Shares		Value
		ENVIRONMENTAL CONTROL - 4.4%
	1,250	American Ecology Corp.	$ 24,938
	1,610	Calgon Carbon Corp. *	20,238
	8,930	Casella Waste Systems, Inc. *	24,647
	400	Clean Harbors, Inc. *	21,404
	2,450	Heritage-Crystal Clean, Inc. *	28,322
	4,630	Industrial Services of America, Inc.	22,687
	680	Mine Safety Appliances Co.	13,342
	27,060	Perma-Fix Environmental Services *	34,637
	1,063	Republic Services, Inc.	27,489
	450	Stericycle, Inc. *	22,014
	1,070	Tetra Tech, Inc. *	24,856
	13,700	TRC Cos, Inc. *	39,867
	780	Waste Connections, Inc. *	22,636
	770	Waste Management, Inc.	24,016
	3,810	Waste Services, Inc. *	19,317
	2,373	WCA Waste Corp. *	5,054
			375,464
		FOOD - 3.2%
	4,290	American Dairy, Inc. *	54,054
	3,600	Dean Foods Co. *	69,624
	5,040	Groupe Danone ADR	51,307
	6,470	Lifeway Foods, Inc. *	47,878
	2,220	Wimm-Bill-Dann Foods OJSC ADR *	53,835
			276,698
		HEALTHCARE-PRODUCTS - 4.1%
	390	ABIOMED, Inc. *	5,261
	80	Alcon, Inc.	6,851
	2,400	Alphatec Holdings, Inc. *	5,208
	740	American Medical Systems Holdings, Inc. *	7,918
	510	Angiodynamics, Inc. *	6,936
	410	Arthrocare Corp. *	2,837
	2,600	ATS Medical, Inc. *	6,578
	120	Baxter International, Inc.	7,038
	750	BioMimetic Therapeutics, Inc. *	6,053
	850	Boston Scientific Corp. *	7,540
	8,230	Columbia Laboratories, Inc. *	9,876
	420	Conceptus, Inc. *	6,031
	270	Conmed Corp. *	4,226
	180	Covidien Ltd	6,901
	80	CR Bard, Inc.	6,846
	730	CryoLife, Inc. *	6,015
	430	Cyberonics, Inc. *	6,618
	120	Edwards Lifesciences Corp. *	6,899
	1,050	ev3, Inc. *	5,681
	400	Exactech, Inc. *	5,096
	130	Gen-Probe, Inc. *	5,853

	See accompanying notes to financial statements

AlphaStream Special Strategy Fund
PORTFOLIO OF INVESTEMENTS (Continued)
January 31, 2009 (Unaudited)
	Shares		Value
		HEALTHCARE-PRODUCTS (Continued) - 4.1%
	320	Genomic Health, Inc. *	$ 6,848
	1,590	Hanger Orthopedic Group, Inc. *	21,704
	210	ICU Medical, Inc. *	6,407
	260	Immucor, Inc. *	7,205
	820	Insulet Corp. *	6,511
	180	Integra LifeSciences Holdings Corp. *	4,993
	350	Inverness Medical Innovations, Inc. *	8,565
	380	Kensey Nash Corp. *	7,855
	200	Medtronic, Inc.	6,698
	270	Meridian Bioscience, Inc.	5,740
	410	Merit Medical Systems, Inc. *	6,310
	180	NuVasive, Inc. *	6,721
	1,850	OraSure Technologies, Inc. *	5,328
	430	Orthofix International NV *	6,863
	310	QIAGEN NV *	5,317
	490	Quidel Corp. *	6,027
	180	ResMed, Inc. *	7,182
	200	Smith & Nephew PLC ADR	7,272
	200	St Jude Medical, Inc. *	7,274
	160	Stryker Corp.	6,758
	250	SurModics, Inc. *	4,958
	820	Symmetry Medical, Inc. *	5,617
	400	Synovis Life Technologies, Inc. *	6,516
	210	Thoratec Corp. *	6,084
	960	TranS1, Inc. *	6,000
	750	Vascular Solutions, Inc. *	6,900
	1,940	Vital Images, Inc. *	21,941
	330	Wright Medical Group, Inc. *	6,844
	160	Zimmer Holdings, Inc. *	5,824
			350,524
		HEALTHCARE-SERVICES - 3.9%
	480	Almost Family, Inc. *	14,803
	520	Amedisys, Inc. *	21,440
	920	Amsurg Corp. *	18,023
	12,940	Continucare Corp. *	25,880
	460	DaVita, Inc. *	21,620
	480	Fresenius Medical Care AG & Co. KGaA ADR	21,485
	800	Gentiva Health Services, Inc. *	20,224
	2,200	Healthsouth Corp. *	21,868
	610	LHC Group, Inc. *	16,232
	820	Lincare Holdings, Inc. *	19,721
	730	Mednax, Inc. *	24,506
	7,240	NovaMed, Inc. *	21,430
	730	Psychiatric Solutions, Inc. *	18,980

	See accompanying notes to financial statements

AlphaStream Special Strategy Fund
PORTFOLIO OF INVESTEMENTS (Continued)
January 31, 2009 (Unaudited)
	Shares		Value
		HEALTHCARE-SERVICES (Continued) - 3.9%
	8,410	RadNet, Inc. *	$ 26,912
	1,270	RehabCare Group, Inc. *	17,717
	1,950	US Physical Therapy, Inc. *	23,790
			334,631
		HOUSEHOLD PRODUCTS/WARES - 0.4%
	990	Helen of Troy Ltd *	10,365
	260	Kimberly-Clark Corp.	13,382
	1,580	Prestige Brands Holdings, Inc. *	10,033
			33,780
		INTERNET - 4.8%
	4,280	Aladdin Knowledge Systems Ltd *	47,380
	3,740	Blue Coat Systems, Inc. *	35,867
	2,930	Chordiant Software, Inc. *	6,886
	3,310	Clicksoftware Technologies Ltd *	7,216
	640	DealerTrack Holdings, Inc. *	7,290
	4,310	eResearchTechnology, Inc. *	24,955
	2,610	HLTH Corp. *	29,702
	920	McAfee, Inc. *	28,051
	1,010	NutriSystem, Inc.	13,019
	6,930	Online Resources Corp. *	21,899
	3,790	S1 Corp. *	25,279
	7,820	SonicWALL, Inc. *	27,526
	5,180	Sourcefire, Inc. *	34,861
	2,300	Symantec Corp. *	35,259
	920	TeleCommunication Systems, Inc. *	6,587
	1,540	TIBCO Software, Inc. *	8,239
	3,140	VASCO Data Security International, Inc. *	21,289
	1,480	VeriSign, Inc. *	28,579
	380	Vocus, Inc. *	5,799
			415,683
		MACHINERY-DIVERSIFIED - 0.5%
	2,666	Zebra Technologies Corp. *	44,869

		MISCELLANEOUS MANUFACTURING - 0.5%
	790	Brink's Co.	20,880
	2,730	China Fire & Security Group, Inc. *	18,073
	250	Pall Corp.	6,518
			45,471
		PHARMACEUTICALS - 11.9%
	2,740	Adolor Corp. *	5,480
	450	Alkermes, Inc. *	5,162
	270	Allergan, Inc.	10,292
	780	Allos Therapeutics, Inc. *	6,107
	1,180	Array Biopharma, Inc. *	4,720
	240	AstraZeneca PLC ADR	9,247
	360	Auxilium Pharmaceuticals, Inc. *	11,002
	1,450	Biodel, Inc. *	6,409

	See accompanying notes to financial statements

AlphaStream Special Strategy Fund
PORTFOLIO OF INVESTEMENTS (Continued)
January 31, 2009 (Unaudited)
	Shares		Value
		PHARMACEUTICALS (Continued) - 11.9%
	310	BioMarin Pharmaceutical, Inc. *	$ 5,971
	1,060	Biovail Corp.	11,586
	420	Bristol-Myers Squibb Co	8,992
	10,310	Caraco Pharmaceutical Laboratories Ltd *	47,426
	120	Cephalon, Inc. *	9,262
	550	CV Therapeutics, Inc. *	8,608
	750	Cypress Bioscience, Inc. *	6,375
	1,700	Cytori Therapeutics, Inc. *	8,364
	990	Dr Reddys Laboratories Ltd ADR	8,960
	1,340	Durect Corp. *	3,792
	1,340	Dyax Corp. *	4,502
	1,520	Elan Corp. PLC ADR *	10,990
	260	Eli Lilly & Co.	9,573
	390	Endo Pharmaceuticals Holdings, Inc. *	8,763
	1,120	Eurand NV *	13,440
	390	Forest Laboratories, Inc. *	9,766
	260	GlaxoSmithKline PLC ADR	9,168
	830	Herbalife Ltd	17,023
	8,170	Hi-Tech Pharmacal Co., Inc. *	43,791
	790	Idenix Pharmaceuticals, Inc. *	4,590
	350	Isis Pharmaceuticals, Inc. *	4,946
	4,100	Javelin Pharmaceuticals, Inc. *	4,633
	930	King Pharmaceuticals, Inc. *	8,128
	8,530	KV Pharmaceutical Co. *	5,545
	6,340	Mannatech, Inc.	17,055
	1,280	MannKind Corp. *	4,544
	960	Matrixx Initiatives, Inc. *	16,598
	1,030	Medarex, Inc. *	6,149
	690	Medicis Pharmaceutical Corp.	9,612
	360	Medivation, Inc. *	6,750
	340	Merck & Co., Inc.	9,707
	3,730	Mylan, Inc. *	42,261
	1,500	Nabi Biopharmaceuticals *	6,195
	970	Nektar Therapeutics *	3,987
	280	Neogen Corp. *	7,328
	1,480	Neurocrine Biosciences, Inc. *	4,914
	63,680	Nexmed, Inc. *	12,736
	200	Novartis AG ADR	8,252
	860	Noven Pharmaceuticals, Inc. *	8,540
	180	Novo Nordisk A/S ADR	9,563
	1,900	Obagi Medical Products, Inc. *	12,711
	180	Onyx Pharmaceuticals, Inc. *	5,477
	520	Optimer Pharmaceuticals, Inc. *	5,455
	230	Osiris Therapeutics, Inc. *	4,612
	1,530	Pain Therapeutics, Inc. *	10,159
	2,780	Par Pharmaceutical Cos., Inc. *	34,222

	See accompanying notes to financial statements

AlphaStream Special Strategy Fund
PORTFOLIO OF INVESTEMENTS (Continued)
January 31, 2009 (Unaudited)
	Shares		Value
		PHARMACEUTICALS (Continued) - 11.9%
	1,020	Perrigo Co	$ 29,937
	560	Pfizer, Inc.	8,165
	650	Pharmasset, Inc. *	7,410
	1,730	Pozen, Inc. *	12,421
	520	Progenics Pharmaceuticals, Inc. *	3,791
	1,330	Questcor Pharmaceuticals, Inc. *	8,579
	3,070	Reliv International, Inc.	14,583
	520	Repros Therapeutics, Inc. *	5,190
	520	Rigel Pharmaceuticals, Inc. *	3,635
	1,110	Salix Pharmaceuticals Ltd *	8,880
	290	Sanofi-Aventis SA ADR	8,169
	1,030	Savient Pharmaceuticals, Inc. *	5,706
	570	Schering-Plough Corp.	10,009
	2,810	Schiff Nutrition International, Inc. *	13,516
	420	Sepracor, Inc. *	6,384
	220	Shire PLC ADR	9,607
	750	SIGA Technologies, Inc. *	3,030
	4,960	Simcere Pharmaceutical Group ADR *	32,190
	1,630	SXC Health Solutions Corp. *	30,237
	1,990	Synta Pharmaceuticals Corp. *	17,512
	5,640	Synutra International, Inc. *	51,155
	1,132	Teva Pharmaceutical Industries Ltd ADR	46,921
	200	Theravance, Inc. *	2,636
	1,200	Transition Therapeutics, Inc. *	5,784
	420	USANA Health Sciences, Inc. *	9,748
	430	Valeant Pharmaceuticals International *	9,331
	430	Viropharma, Inc. *	5,160
	1,690	Vivus, Inc. *	8,298
	660	Warner Chilcott Ltd *	9,075
	1,450	Watson Pharmaceuticals, Inc. *	39,513
	260	Wyeth	11,172
	160	XenoPort, Inc. *	4,179
			1,021,363
		RETAIL - 4.1%
	10,500	99 Cents Only Stores *	87,990
	2,790	Dollar Tree, Inc. *	119,161
	4,630	Family Dollar Stores, Inc.	128,575
	1,480	Nu Skin Enterprises, Inc.	14,045
			349,771
		SAVINGS & LOANS - 0.4%
	1,120	NewAlliance Bancshares, Inc.	12,309
	760	People's United Financial, Inc.	12,434
	1,000	Provident Financial Services, Inc.	10,930
			35,673

	See accompanying notes to financial statements

AlphaStream Special Strategy Fund
PORTFOLIO OF INVESTEMENTS (Continued)
January 31, 2009 (Unaudited)
	Shares		Value
		SEMICONDUCTORS - 0.4%
	2,580	Macrovision Solutions Corp. *	$ 33,824

		SOFTWARE - 10.4%
	5,720	Accelrys, Inc. *	21,622
	1,880	ACI Worldwide, Inc. *	31,941
	2,190	Actuate Corp. *	7,796
	1,290	Advent Software, Inc. *	28,161
	6,010	Allscripts-Misys Healthcare Solutions, Inc.	50,604
	1,520	American Software, Inc.	6,308
	14,903	AMICAS, Inc. *	23,919
	4,200	ArcSight, Inc. *	39,018
	1,000	Aspen Technology, Inc. *	6,700
	770	ATHENAHEALTH, Inc. *	27,782
	580	Blackbaud, Inc.	6,455
	290	BMC Software, Inc. *	7,346
	4,400	Bottomline Technologies, Inc. *	29,392
	440	CA, Inc.	7,916
	5,710	CDC Corp. *	4,511
	710	Cerner Corp. *	23,941
	1,550	Check Point Software Technologies *	35,139
	290	Citrix Systems, Inc. *	6,102
	540	Commvault Systems, Inc. *	7,166
	960	Computer Programs & Systems, Inc.	24,125
	1,180	Compuware Corp. *	7,670
	270	Concur Technologies, Inc. *	6,666
	1,270	Deltek, Inc. *	4,178
	3,950	Double-Take Software, Inc. *	29,902
	1,750	Eclipsys Corp. *	15,330
	1,810	EPIQ Systems, Inc. *	32,073
	1,970	Fair Isaac Corp.	25,019
	2,480	FalconStor Software, Inc. *	7,911
	1,690	Guidance Software, Inc. *	5,780
	520	Informatica Corp. *	6,635
	1,020	Interactive Intelligence, Inc. *	7,007
	1,180	Intuit, Inc. *	26,727
	550	JDA Software Group, Inc. *	6,160
	1,520	Lawson Software, Inc. *	6,414
	1,850	Longtop Financial Technologies Ltd ADR *	26,011
	1,860	MedAssets, Inc. *	27,082
	210	MicroStrategy, Inc. *	8,127
	970	NetSuite, Inc. *	6,790
	250	Open Text Corp. *	8,758
	680	Opnet Technologies, Inc. *	5,576
	430	Oracle Corp. *	7,237

	See accompanying notes to financial statements

AlphaStream Special Strategy Fund
PORTFOLIO OF INVESTEMENTS (Continued)
January 31, 2009 (Unaudited)
	Shares		Value
		SOFTWARE (Continued) - 10.4%
	2,240	Pegasystems, Inc.	$ 30,397
	2,050	Phase Forward, Inc. *	27,675
	1,890	Phoenix Technologies Ltd *	4,876
	350	Progress Software Corp. *	5,971
	1,200	PROS Holdings, Inc. *	7,212
	1,720	QAD, Inc.	4,403
	640	Quality Systems, Inc.	23,859
	540	Quest Software, Inc. *	6,734
	810	RightNow Technologies, Inc. *	4,730
	250	Salesforce.com, Inc. *	6,653
	210	SAP AG ADR	7,430
	1,230	Smith Micro Software, Inc. *	6,519
	380	Solera Holdings, Inc. *	9,154
	290	SPSS, Inc. *	7,447
	290	Sybase, Inc. *	7,920
	710	Synchronoss Technologies, Inc. *	6,042
	920	Taleo Corp. *	7,756
	490	Ultimate Software Group, Inc. *	6,747
	1,320	Unica Corp. *	6,468
	550	Versant Corp. *	8,360
	280	VMware, Inc. *	5,796
	3,830	Yucheng Technologies Ltd *	16,775
			891,921
		TELECOMMUNICATIONS - 1.0%
	2,070	Applied Signal Technology, Inc.	36,308
	4,120	CPI International, Inc. *	31,600
	4,240	ID Systems, Inc. *	16,239
			84,147

		TOTAL COMMON STOCKS (Cost $7,977,661)	7,023,042

		EXCHANGE TRADED FUNDS - 9.8%
		EQUITY FUND - 9.8%
	5,750	ProShares UltraShort S&P500	466,095
	2,900	Rydex Inverse 2x S&P 500 ETF	377,319
		TOTAL EXCHANGE TRADED FUNDS (Cost $751,569)	843,414

		OPTIONS - 7.4%
		PUT OPTIONS - 7.4%
	70	S&P 500 Index @ $900 Expires March 2009	635,600
		(Cost $ 634,358)

	See accompanying notes to financial statements

AlphaStream Special Strategy Fund
PORTFOLIO OF INVESTEMENTS (Continued)
January 31, 2009 (Unaudited)
	Shares		Value
		SHORT-TERM INVESTMENTS - 1.0%
		MONEY MARKET FUND - 1.0%
	90,960	Goldman Sachs Financial Square Funds - Government Fund .37% **	$ 90,960
		(Cost $ 90,960)

		TOTAL INVESTMENTS - 99.8% (Cost $9,454,548) (a)	$ 8,593,016
		OTHER ASSETS LESS LIABILITIES - 0.2%	17,255
		NET ASSETS - 100%	$ 8,610,271

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substainally the same and differs from
	market value by net unrealized appreciation / depreciation of securities as follows:
		Unrealized appreciation	$ 544,530
		Unrealized depreciation	(1,406,062)
		Net unrealized depreciation	$ (861,532)

*	Non-Income producing security.
**	Money market fund; interest rate reflects seven-day effective yield on January 31, 2009.
	ADR - American Depositary Receipts

	See accompanying notes to financial statements

AlphaStream Special Strategy Fund
STATEMENT OF ASSETS AND LIABILITIES
January 31, 2009 (Unaudited)

ASSETS
Investment securities:
At cost	$ 9,454,548
At value	$ 8,593,016
Receivable for securities sold	51,060
Dividends and interest receivable	4,485
Due from advisor	2,158
Prepaid expenses and other assets	1,199
TOTAL ASSETS	8,651,918

LIABILITIES
Fees payable to other affiliates	17,379
Distribution (12b-1) fees payable	6,750
Payable for Fund shares sold	4,700
Accrued expenses and other liabilities	12,818
TOTAL LIABILITIES	41,647
NET ASSETS	$ 8,610,271

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	$ 16,128,517
Accumulated net investment loss	(57,654)
Accumulated net realized loss from security transactions	(6,599,062)
Net unrealized depreciation of investments	(861,530)
NET ASSETS	$ 8,610,271

Net Asset Value Per Share:
Investor Class Shares:
Net Assets	$ 7,960,633
Shares of beneficial interest outstanding	1,430,693
Net asset value, offering price and redemption price per share (a)	$ 5.56

Retail Class Shares:
Net Assets	$ 649,638
Shares of beneficial interest outstanding	114,992
Net asset value, offering price and redemption price per share (a)	$ 5.65

(a) Redemptions made within 30 days of purchase may be assessed a redemption fee of 1.00%.

See accompanying notes to financial statements

AlphaStream Special Strategy Fund
STATEMENT OF OPERATIONS
For the Six Months Ended January 31, 2009 (Unaudited)

INVESTMENT INCOME
Dividends (net of $289 foreign taxes withheld)	$ 105,909
Interest	1,336
TOTAL INVESTMENT INCOME	107,245

EXPENSES
Investment advisory fees	56,868
Distribution (12b-1) fees:
Investor Class	52,747
Administrative services fees	26,789
Transfer agent fees	20,515
Professional fees	15,136
Accounting services fees	14,630
Registration fees	10,722
Compliance officer fees	6,170
Custodian fees	5,520
Trustees' fees and expenses	3,678
Printing and postage expenses	543
Insurance expense	323
Other expenses	1,246
TOTAL EXPENSES	214,887

Fees waived by the Advisor	(49,988)

NET EXPENSES	164,899

NET INVESTMENT LOSS	(57,654)

REALIZED AND UNREALIZED GAIN/LOSS ON INVESTMENTS
Net realized loss from security transactions	(5,108,202)
Net change in unrealized depreciation of investments	(964,131)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(6,072,333)

NET DECREASE IN NET ASSETS FROM OPERATIONS	$ (6,129,987)

See accompanying notes to financial statements

AlphaStream Special Strategy Fund
STATEMENT OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	January 31, 2009	Year Ended
	(Unaudited)	July 31, 2008 (a)
FROM OPERATIONS
Net investment loss	$ (57,654)	$ (203,290)
Net realized loss from security transactions	(5,108,202)	(1,469,666)
Net change in unrealized appreciation/(depreciation) on investments	(964,131)	102,601
Net decrease in net assets resulting from operations	(6,129,987)	(1,570,355)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Investor Class	475,649	17,501,247
Retail Class	-	1,217,921
Redemption fee proceeds:
Investor Class	44	21
Retail Class	3	-
Payments for shares redeemed:
Investor Class	(1,967,628)	(859,666)
Retail Class	(56,926)	(52)
Net increase/(decrease) in net assets from shares of beneficial interest	(1,548,858)	17,859,471

TOTAL INCREASE/(DECREASE) IN NET ASSETS	(7,678,845)	16,289,116

NET ASSETS
Beginning of Year	16,289,116	-
End of Year *	$ 8,610,271	$ 16,289,116
* Includes accumulated net investment loss of:	$ (57,654)	-

SHARE ACTIVITY
Investor Class:
Shares Sold	76,254	1,781,405
Shares Redeemed	(335,363)	(91,603)
Net increase in shares of beneficial interest outstanding	(259,109)	1,689,802

Retail Class
Shares Sold	-	125,483
Shares Redeemed	(10,486)	(5)
Net increase in shares of beneficial interest outstanding	(10,486)	125,478

(a) The AlphaStream Special Strategy Fund commenced operations on August 1, 2007.

See accompanying notes to financial statements

AlphaStream Special Strategy Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Investor Class
	For the Six
	Months Ended		For the Year
	January 31, 2009		Ended
	(Unaudited)		July 31, 2008 (1)

Net asset value, beginning of period	$ 8.97		$ 10.00

Activity from investment operations:
Net investment loss (2)	(0.04)		(0.15)
Net realized and unrealized
loss on investments	(3.37)		(0.88)
Total from investment operations	(3.41)		(1.03)

Paid-in-capital from redemption fees (3)	0.00		0.00

Net asset value, end of period	$ 5.56		$ 8.97

Total return (4)	(38.02%)	(5)	(10.30%)

Net assets, end of period (000s)	$ 7,961		$ 15,152

Ratio of gross expenses to average
net assets	3.87%	(6)	3.72%
Ratio of net expenses and net of
waivers to average net assets	2.99%	(6)	2.99%
Ratio of net investment (loss)
to average net assets	-1.09%	(6)	-1.65%

Portfolio Turnover Rate	134%	(5)	207%

(1)	The Investor Class shares of the AlphaStream Special Strategy Fund commenced operations on August 1, 2007.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3) Represents less than $0.01 per share.
(4) Total returns shown exclude the effect of applicable sales loads/redemption fees.
(5) Not annualized
(6) Annualized

See accompanying notes to financial statements

AlphaStream Special Strategy Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Retail Class
	For the Six
	Months Ended		For the Year
	January 31, 2009		Ended
	(Unaudited)		July 31, 2008 (1)

Net asset value, beginning of period	$ 9.06		$ 10.00

Activity from investment operations:
Net investment loss (2)	(0.00)	(3)	(0.04)
Net realized and unrealized
loss on investments	(3.41)		(0.90)
Total from investment operations	(3.41)		(0.94)

Paid-in-capital from redemption fees	0.00	(3)	-

Net asset value, end of period	$ 5.65		$ 9.06

Total return (4)	(37.64%)	(5)	(9.40%)

Net assets, end of period (000s)	$ 650		$ 1,137

Ratio of gross expenses to average
net assets	2.88%	(6)	2.72%
Ratio of net expenses and net of
waivers to average net assets	1.99%	(6)	1.99%
Ratio of net investment (loss)
to average net assets	-0.08%	(6)	-0.40%

Portfolio Turnover Rate	134%	(5)	207%

(1)	The Retail Class shares of the AlphaStream Special Strategy Fund commenced operations on August 1, 2007.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3) Represents less than $0.01 per share.
(4) Total returns shown exclude the effect of applicable sales loads/redemption fees.
(5) Not annualized
(6) Annualized

See accompanying notes to financial statements

AlphaStream Special Strategy Fund

NOTES TO FINANCIAL STATEMENTS

January 31, 2009 (Unaudited)

1. ORGANIZATION

The AlphaStream Special Strategy Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a trust organized under the laws of the State of Delaware on January 19, 2005, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  The Fund seeks to provide capital appreciation.

At a meeting of the Trust’s Board of Trustees (the “Board”) held on September 25, 2008, the Board approved, effective December 1, 2008, a proposal to change the name of the fund from “AlphaStream Special Equity Fund” to “AlphaStream Special Strategy Fund.”

The Fund currently offers two classes of shares; the Investor Class shares and the Retail Class shares.  Both Classes of shares are offered at net asset value.  Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their ongoing service and distribution charges.   All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.   The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day as of which such value is being determined, or if no sales prices are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Securities listed on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  If NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day at the mean of the last quoted bid and asked prices.  In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at “fair value” as determined in good faith by the Fund’s Board of Trustees on a quarterly basis, in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

AlphaStream Special Strategy Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2009 (Unaudited)

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective August 1, 2008.  In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.  Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of each Fund’s investment relating to FAS 157.

These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities.

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used as of January 31, 2009 in valuing the Portfolio’s investments carried at fair value:

Valuation Inputs	Investment in Securities ($)	Other Financial Instruments *
Level 1 - Quoted Prices	8,593,016
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	8,593,016	-

* Other financial instruments include derivative instruments such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) of the instrument.

The Fund did not hold any Level 3 securities during the period.

AlphaStream Special Strategy Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2009 (Unaudited)

New Accounting Pronouncements - In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”).  SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008.  SFAS 161 requires enhanced disclosures about the Funds derivative and hedging activities, including how such activities are accounted for and their effect on the Funds financial position, performance and cash flows.  Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds financial statements and related disclosures.

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

Federal income tax – It is the Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The Fund has reviewed the tax positions in the current period and previous tax years and has determined that no provision for income tax is required for unrecognized tax benefits in the Fund’s financial statements.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the period, the Fund did not incur any interest or penalties.

AlphaStream Special Strategy Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2009 (Unaudited)

Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund.  Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

3.  INVESTMENT TRANSACTIONS

For the six months ended January 31, 2009, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, and options amounted to $15,155,861 and $16,944,888, respectively.

4.  INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Fund are supervised under the direction of the Board, which is responsible for the overall management of the Fund. AlphaStream Portfolios, Inc. serves as the Fund’s Investment Advisor (the “Advisor”). The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an Advisory Agreement with the Fund, the Advisor, under the supervision of the Board, oversees the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the Fund’s average daily net assets.  For the six month period ended January 31, 2009, the Fund incurred $56,868 of advisory fees.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until November 30, 2009, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (exclusive of any front-end or contingent deferred sales loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses or extraordinary expenses, such as litigation) do not exceed 2.99% and 1.99% per annum of the Fund’s average daily net assets for Investor Class shares and Retail Class shares, respectively.  During the six months ended January 31, 2009 the Advisor waived fees totaling $49,988.

AlphaStream Special Strategy Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2009 (Unaudited)

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund's Operating Expenses attributable to the Investor Class and Retail Class shares are subsequently less than 2.99% and 1.99% of average daily net assets, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund's expenses to exceed 2.99% and 1.99% of average daily net assets for the Investor Class and Retail Class shares, respectively. If Fund Operating Expenses attributable to the Investor Class and Retail Class shares subsequently exceed 2.99% and 1.99% per annum of the Fund's average daily net assets, respectively, the reimbursements shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). As of January 31, 2009 there was $136,415 of fee waivers subject to recapture with $86,427 and $49,988 to be recaptured by July 31, 2011 and July 31. 2012, respectively.

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 1.00% of its average daily net assets for Investor Class shares (of which up to 0.75% is a distribution fee and up to 0.25% is a shareholder service fee) and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts not otherwise required to be provided by the Advisor.  During the six months ended January 31, 2009, pursuant to the Plan, the Investor Class Shares paid $52,747.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares and is an affiliate of GFS.

AlphaStream Special Strategy Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2009 (Unaudited)

The Fund pays each Trustee who is not affiliated with the Trust or Advisor a pro rata share of the total fee of $7,500 per quarter as well as reimbursement for any reasonable expenses incurred when attending meetings. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements, GFS is compensated for providing administration, fund accounting, transfer agency and custody administration services to the Fund as follows:

Administration.  The Fund pays GFS an asset-based fee in decreasing amounts as Fund assets reach certain breakpoints. The Fund is subject to a minimum annual fee. The Fund also pays GFS for any out-of-pocket expenses.   Fees are billed monthly as follows:

The greater of:

A minimum annual fee of $40,000 or

10 basis points or 0.10% per annum on the first $100 million in net assets

8 basis points or 0.08% per annum on the next $150 million in net assets

6 basis points or 0.06% per annum on net assets greater than $250 million

Fund Accounting.  Total charges for Fund Accounting services include asset-based fees and out-of-pocket expenses. Fees are calculated based upon the average net assets of the Fund for the previous month. The Fund pays GFS a base annual fee of $30,000 plus a basis point fee in decreasing amounts as Fund assets reach certain breakpoints, as follows:

2 basis points or 0.02% on net assets of $25 million to $100 million

1 basis point or 0.01% on net assets greater than $100 million

Transfer Agency.  For the services rendered by GFS in its capacity as transfer agent, the Fund pays GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges.   The fees are billed monthly as follows:

-

The greater of the annual minimum or per account charges.   The annual minimum is $15,000 per class and the per account charge is $14.00 for open accounts and $2.00 for closed accounts.

Custody Administration. Pursuant to the terms of the Fund’s Custody Administration Agreement with GFS (the “Custody Administration Agreement”), the Fund pays an asset-based fee in decreasing amounts as Fund assets reach certain breakpoints. The Fund also pays certain transaction fees and out-of-pocket expenses pursuant to the Custody Administration Agreement. GFS’s fees collected for the six months ended January 31, 2009 were $579.  The Custody fees listed in the Statement of Operations include the fees paid to GFS pursuant to the Custody Administration Agreement.

AlphaStream Special Strategy Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2009 (Unaudited)

In addition, certain affiliates of GFS provide ancillary services to the Fund(s) as follows:

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from the Fund an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the six months ended January 31, 2009, the Fund incurred expenses of $6,170 for compliance services pursuant to the Trust’s Agreement with NLCS.

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.   For the six months ended January 31, 2009, GemCom collected amounts totaling $4,041 for EDGAR and printing services performed.

5.  REDEMPTION FEES

The Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if shareholders sell their shares after holding them for less than 30 days. The redemption fee is paid directly to the Fund.  For the six months ended January 31, 2008, the Fund assessed $47 in redemption fees.

6.   DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

As of July 31, 2008, the components of accumulated earnings/(deficit) on a tax basis were as follows:

The difference between book basis and tax basis unrealized appreciation is attributable to the tax deferral of losses on wash sales and tax treatment of partnership distributions. In addition, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer $1,400,919 of such capital loss.

Permanent book and tax differences due to net operating loss, non-deductible expenses and tax treatment of passive foreign investment companies resulted in reclassification for the period ended July 31, 2008 as follows: a decrease in paid in capital of $182,096; an increase in accumulated net investment income (loss) of $203,290 and a decrease in accumulated net realized loss of $21,194.

AlphaStream Special Strategy Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2009 (Unaudited)

7.   CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of the Fund, under Section 2(a)(9) of the Act.  As of January 31, 2009 Hicks Family Investments LP and NFSC held approximately 61% and 32% respectively of the voting securities of Retail Class shares for the benefit of others.

AlphaStream Special Strategy Fund

EXPENSE EXAMPLES

January 31, 2009 (Unaudited)

As a shareholder of the AlphaStream Special Strategy Fund, you incur two types of costs: (1) transaction costs, including contingent deferred sales charges (CDSCs) and redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the AlphaStream Special Strategy Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2008 through January 31, 2009.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the AlphaStream Special Strategy Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value 8/1/08	Ending Account Value 1/31/09	Expenses Paid During Period 8/1/08 – 1/31/09*
Investor Class	$1,000.00	$619.80	$12.21
Retail Class	1,000.00	623.70	8.14

Hypothetical (5% return before expenses)	Beginning Account Value 8/1/08	Ending Account Value 1/31/09	Expenses Paid During Period 8/1/08 – 1/31/09*
Investor Class	$1,000.00	$1,010.13	$15.15
Retail Class	1,000.00	1,015.17	10.11

*Expenses are equal to the Fund’s annualized expense ratio of 2.99% for the investor class and 1.99% for the retail class; multiplied by the average account value over the period, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-900-6565 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-900-6565.

INVESTMENT ADVISOR

AlphaStream Portfolios, Inc.

2625 Cumberland Pkwy, Suite 220

Atlanta, GA 30339

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

LEGAL COUNSEL

Thompson Hine, LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

4/9/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

4/9/09

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

4/9/09